Retirement Benefit Plans - Additional Information - Year-End (Detail) £ in Millions		12 Months Ended
	Oct. 26, 2018 GBP (£)	Dec. 31, 2020 GBP (£) Directors	Dec. 31, 2019 GBP (£) Directors	Dec. 31, 2018 GBP (£)	Aug. 31, 2019 GBP (£)	Mar. 01, 2015
Disclosure of defined benefit plans [line items]
Pensions costs: – defined contribution plans		£ 66	£ 66	£ 67
Percentage of employee covered defined benefit pension schemes		11.00%	11.00%
Number of directors selected | Directors			5
Number of directors nominated | Directors			5
Actuarial valuation deficit					£ 1,136
Increase (decrease) in GMP allowance		£ 5	£ 5
GMP allowance included in scheme liabilities		50	45
Contribution to scheme based on agreement		£ 236	203
Forward curve term		30 years
Increase (decrease) in net defined benefit liability (asset)		£ 35	£ 20	£ 83
Percentage of pension pay increase		2.90%	2.90%	2.90%		1.00%
Percentage improvements in membership profile retirement benefits plan		0.15%
Improvements to life expectancy of female employees		1.25%
Improvements to life expectancy of male employees		1.25%
Average duration of defined benefit obligation		19.4 years	18.8 years
Bottom of range
Disclosure of defined benefit plans [line items]
Period over which the forward rate is used for computing retirement benefits		15 years
Top of range
Disclosure of defined benefit plans [line items]
Period over which the forward rate is used for computing retirement benefits		30 years
Actuarial Assumption of Expected Rates of Inflation
Disclosure of defined benefit plans [line items]
Increase (decrease) in net defined benefit liability (asset)		£ 64
Percentage of reasonably possible increase in actuarial assumption		0.25%
Santander CF Trustee Limited
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors		5
Santander (UK) Group Pension Scheme Trustees Limited
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors		2
Equity collar
Disclosure of defined benefit plans [line items]
Gross notional value		£ 1,076	£ 1,560
Currency futures
Disclosure of defined benefit plans [line items]
Gross notional value		2,378	2,079
Present value of defined benefit obligations
Disclosure of defined benefit plans [line items]
Estimated increase in liabilities in relation to judgment on GMP equalisation	£ 40
Deficit Repair Contributions
Disclosure of defined benefit plans [line items]
Contribution to scheme based on agreement		£ 187	£ 153
Santander UK Plc
Disclosure of defined benefit plans [line items]
Number of trustee directors | Directors		3
Santander UK Group | Deficit Group Section Contributions Plan
Disclosure of defined benefit plans [line items]
Contributions to defined benefit plans		£ 187
Maturity date for contribution		31 March 2026